Share Capital (Details)												6 Months Ended		12 Months Ended
	Mar. 26, 2025 USD ($) $ / shares shares	Dec. 02, 2024 USD ($)	Oct. 03, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 19, 2023 shares
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 25.69
Reverse stock split												1-for-40
Common shares issued										1,471		175,222			3,519
Subscription price per share (in Dollars per share) | $ / shares	$ 4.375
Gross proceeds (in Dollars) | $	$ 320,000
Purchase price of per share (in Dollars per share) | $ / shares										$ 51.36
Purchase of warrant										1,448
Price per share (in Dollars per share) | $ / shares										$ 51.335
Gross proceeds (in Dollars) | $										$ 150,000
Prefunded warrant exercised (in Dollars per share) | $ / shares										$ 0.025
Prefunded warrant (in Dollars) | $
Issued common shares														198,570
Cancelled common shares							47,499
Fair value (in Dollars) | $							$ 1,445,188
Issued common shares				60,251
Expenses related to the RSUs as consulting fees (in Dollars) | $				$ 900,000
Debt settlement (in Dollars) | $				647,703								$ 21,575	(232,375)
Share issuance cost (in Dollars) | $													$ 584,914
Weighted average number of ordinary shares outstanding basic												693,889	151,067
Weighted average number of common shares outstanding diluted													151,067
Exercised shares														60,251
Accounting fees (in Dollars) | $														$ 100,000
Prepaid expenses (in Dollars) | $														647,703
Gain on debt settlement (in Dollars) | $		$ 9,670												$ 1,205
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued								12,350	1,471		1,123
Purchase price of per share (in Dollars per share) | $ / shares								$ 30.425	$ 42.18		$ 101.5
Purchase of warrant								199,489	1,492		5,852
Price per share (in Dollars per share) | $ / shares								$ 30.4	$ 42.155		$ 101.475
Gross proceeds (in Dollars) | $								$ 5,000,000	$ 125,000		$ 708,000
Prefunded warrant exercised (in Dollars per share) | $ / shares						$ 0.025		$ 0.025			$ 0.025
Prefunded warrant (in Dollars) | $											$ 3,370
Issued common shares														1,492
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Common shares issued			41,430
Purchase price of per share (in Dollars per share) | $ / shares			$ 6.25
Purchase of warrant			6.2494
Gross proceeds (in Dollars) | $			$ 1,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares									$ 0.025
Issued common shares														1,448
Share issuance cost (in Dollars) | $														$ 728,056
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued					9,965	9,965
Purchase price of per share (in Dollars per share) | $ / shares					$ 25.775	$ 25.775
Purchase of warrant					48,230	87,028
Price per share (in Dollars per share) | $ / shares					$ 25.75	$ 25.75
Gross proceeds (in Dollars) | $					$ 1,500,000	$ 2,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares			$ 0.0006		$ 0.025
Prefunded warrant (in Dollars) | $
Issued common shares														87,028
Restricted Stock Units [Member[
Share Capital [Line Items]
Fair value of the granted RSUs (in Dollars) | $				1,547,703
Expenses related to the RSUs as consulting fees (in Dollars) | $				$ 900,000										$ 798,795
Maximum percentage of issued share capital in qualifying ESOP incentives												20.00%
Granted shares				60,251
Market price per share of RSUs granted (in Dollars per share) | $ / shares				$ 25.69
Holigen Limited [Member]
Share Capital [Line Items]
Fair value of the granted RSUs (in Dollars) | $				$ 1,547,703
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Common shares issued	73,143
Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares														5,852
Prefunded Warrants [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Issued common shares														48,230
Prefunded Warrants [Member] | Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Purchase of warrant			198,570
Issued common shares														199,489